Exhibit 99.1

KPMG LLP 633 West 5th Street Suite 4700 Los Angeles, CA 90071

Independent Accountants’ Agreed-Upon Procedures Report

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

(together, the “Company”)

Citigroup Global Markets Inc.

(collectively, the “Specified Parties”):

Re: INDN Commercial Mortgage Trust 2026-WELLS – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Grand Hyatt Indian Wells_Accounting Tape_CSR.xlsx” provided by the Company on September 23, 2026 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and one related property (the “Property”) as of October 9, 2026 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by INDN Commercial Mortgage Trust 2026-WELLS, Commercial Mortgage Pass-Through Certificates, Series 2026-WELLS (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Company”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed One-month Term SOFR” means the rate of 3.90098% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Cut-off Date, Assumed One-month Term SOFR, Loan Files and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	For the Mortgage Loan and Property included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.
B.	For the Mortgage Loan and Property included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

2

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Property that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Los Angeles, California

September 23, 2026

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property ID	Provided by the Company
Property Rank	Provided by the Company
Property Name	Provided by the Company
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Address	Appraisal Report, Engineering Report
City	Appraisal Report, Engineering Report
County	Appraisal Report, Engineering Report
State	Appraisal Report, Engineering Report
Zip	Appraisal Report, Engineering Report
Market	Appraisal Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Flag	Management Agreement, Operating Lease
Total Units	Underwriting File
Unit of Measure	Underwriting File
Occupancy (%)	Underwriting File
Occupancy Date	Underwriting File
Ownership Interest	Title Policy
Mortgage Loan Closing Date Balance	Draft Loan Agreement
Individual As-Is Appraised Value Date	Appraisal Report
Individual As-Is Appraised Value	Appraisal Report
Individual As-Stabilized Appraised Value Date	Appraisal Report
Individual As-Stabilized Appraised Value	Appraisal Report
Engineering Report Provider	Engineering Report

ATTACHMENT A

Attribute	Source Document(s)
Engineering Report Date	Engineering Report
Environmental Report Provider	Phase I Environmental Report
Environmental Report Date	Phase I Environmental Report
Phase II Recommended?	Phase I Environmental Report
Seismic Zone	Engineering Report
PML %	Seismic Report
Origination Date	Draft Loan Agreement
Assumed Mortgage Loan Spread	Provided by the Company
Term SOFR Cap	Provided by the Company
Term SOFR Lookback days	Draft Loan Agreement
Term SOFR Cap Expiration Date	Interest Rate Cap Bid Package
Interest Calculation (30/360 / Actual/360)	Draft Loan Agreement
Amort Type	Draft Loan Agreement
Grace Period	Draft Loan Agreement
First Loan Payment Date	Draft Loan Agreement
Original Amortization Term (Months)	Draft Loan Agreement
Remaining Amortization Term (Months)	Draft Loan Agreement
Initial Maturity Date	Draft Loan Agreement
Floating Rate Component Extensions	Draft Loan Agreement
Fully Extended Maturity Date	Draft Loan Agreement
Lockbox	Provided by the Company
Cash Management Type	Draft Cash Management Agreement, Draft Loan Agreement
Cash Management Trigger	Draft Cash Management Agreement, Draft Loan Agreement
Administrative Fee Rate (%)	Admin Fee Schedule
Prepayment Provision	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Partial Release Allowed?	Draft Loan Agreement
Partial Release Description	Draft Loan Agreement
Initial Tax Escrow	Draft Loan Agreement
Ongoing Tax Escrow Monthly	Draft Loan Agreement
Tax Escrow Springing Conditions	Draft Loan Agreement
Initial Insurance Escrow	Draft Loan Agreement
Ongoing Insurance Escrow Monthly	Draft Loan Agreement
Insurance Escrow Springing Conditions	Draft Loan Agreement
Initial Immediate Repairs Escrow	Draft Loan Agreement
Initial FF&E Escrow	Draft Loan Agreement
Ongoing FF&E Escrow Monthly	Draft Loan Agreement
FF&E Escrow Springing Conditions	Draft Loan Agreement
Initial Other Escrow	Draft Loan Agreement
Ongoing Other Escrow Monthly	Draft Loan Agreement
Ongoing Other Escrow Springing Condition	Draft Loan Agreement
Other Escrow Description	Draft Loan Agreement
Available Room Nights 2021	Underwriting File
Available Room Nights 2022	Underwriting File
Available Room Nights 2023	Underwriting File
Available Room Nights 2024	Underwriting File
Available Room Nights 2025	Underwriting File
Available Room Nights August 2026 TTM	Underwriting File
Available Room Nights Sponsor August 2026 TTM Reforecast	Underwriting File
Available Room Nights UW	Underwriting File
Occupied Room Nights 2021	Underwriting File
Occupied Room Nights 2022	Underwriting File
Occupied Room Nights 2023	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Occupied Room Nights 2024	Underwriting File
Occupied Room Nights 2025	Underwriting File
Occupied Room Nights August 2026 TTM	Underwriting File
Occupied Room Nights Sponsor August 2026 TTM Reforecast	Underwriting File
Occupied Room Nights UW	Underwriting File
Occupancy 2021	Underwriting File
Occupancy 2022	Underwriting File
Occupancy 2023	Underwriting File
Occupancy 2024	Underwriting File
Occupancy 2025	Underwriting File
Occupancy August 2026 TTM	Underwriting File
Occupancy Sponsor August 2026 TTM Reforecast	Underwriting File
Occupancy UW	Underwriting File
ADR 2021	Underwriting File
ADR 2022	Underwriting File
ADR 2023	Underwriting File
ADR 2024	Underwriting File
ADR 2025	Underwriting File
ADR August 2026 TTM	Underwriting File
ADR Sponsor August 2026 TTM Reforecast	Underwriting File
ADR UW	Underwriting File
RevPAR 2021	Underwriting File
RevPAR 2022	Underwriting File
RevPAR 2023	Underwriting File
RevPAR 2024	Underwriting File
RevPAR 2025	Underwriting File
RevPAR August 2026 TTM	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
RevPAR Sponsor August 2026 TTM Reforecast	Underwriting File
RevPAR UW	Underwriting File
Occupancy Penetration 2021	STR Reports, Underwriting File
Occupancy Penetration 2022	STR Reports, Underwriting File
Occupancy Penetration 2023	STR Reports, Underwriting File
Occupancy Penetration 2024	STR Reports, Underwriting File
Occupancy Penetration 2025	STR Reports, Underwriting File
Occupancy Penetration August 2026 TTM	STR Reports, Underwriting File
ADR Penetration 2021	STR Reports, Underwriting File
ADR Penetration 2022	STR Reports, Underwriting File
ADR Penetration 2023	STR Reports, Underwriting File
ADR Penetration 2024	STR Reports, Underwriting File
ADR Penetration 2025	STR Reports, Underwriting File
ADR Penetration August 2026 TTM	STR Reports, Underwriting File
RevPAR Penetration 2021	STR Reports, Underwriting File
RevPAR Penetration 2022	STR Reports, Underwriting File
RevPAR Penetration 2023	STR Reports, Underwriting File
RevPAR Penetration 2024	STR Reports, Underwriting File
RevPAR Penetration 2025	STR Reports, Underwriting File
RevPAR Penetration August 2026 TTM	STR Reports, Underwriting File
Rooms Revenue 2021	Underwriting File
Rooms Revenue 2022	Underwriting File
Rooms Revenue 2023	Underwriting File
Rooms Revenue 2024	Underwriting File
Rooms Revenue 2025	Underwriting File
Rooms Revenue August 2026 TTM	Underwriting File
Rooms Revenue Sponsor August 2026 TTM Reforecast	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Rooms Revenue UW	Underwriting File
Food and Beverage Revenue 2021	Underwriting File
Food and Beverage Revenue 2022	Underwriting File
Food and Beverage Revenue 2023	Underwriting File
Food and Beverage Revenue 2024	Underwriting File
Food and Beverage Revenue 2025	Underwriting File
Food and Beverage Revenue August 2026 TTM	Underwriting File
Food and Beverage Revenue Sponsor August 2026 TTM Reforecast	Underwriting File
Food and Beverage Revenue UW	Underwriting File
Spa & Fitness Revenue 2021	Underwriting File
Spa & Fitness Revenue 2022	Underwriting File
Spa & Fitness Revenue 2023	Underwriting File
Spa & Fitness Revenue 2024	Underwriting File
Spa & Fitness Revenue 2025	Underwriting File
Spa & Fitness Revenue August 2026 TTM	Underwriting File
Spa & Fitness Revenue Sponsor August 2026 TTM Reforecast	Underwriting File
Spa & Fitness Revenue UW	Underwriting File
Recreation Revenue 2021	Underwriting File
Recreation Revenue 2022	Underwriting File
Recreation Revenue 2023	Underwriting File
Recreation Revenue 2024	Underwriting File
Recreation Revenue 2025	Underwriting File
Recreation Revenue August 2026 TTM	Underwriting File
Recreation Revenue Sponsor August 2026 TTM Reforecast	Underwriting File
Recreation Revenue UW	Underwriting File
Parking Revenue 2021	Underwriting File
Parking Revenue 2022	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Parking Revenue 2023	Underwriting File
Parking Revenue 2024	Underwriting File
Parking Revenue 2025	Underwriting File
Parking Revenue August 2026 TTM	Underwriting File
Parking Revenue Sponsor August 2026 TTM Reforecast	Underwriting File
Parking Revenue UW	Underwriting File
Resort Fee Revenue 2021	Underwriting File
Resort Fee Revenue 2022	Underwriting File
Resort Fee Revenue 2023	Underwriting File
Resort Fee Revenue 2024	Underwriting File
Resort Fee Revenue 2025	Underwriting File
Resort Fee Revenue August 2026 TTM	Underwriting File
Resort Fee Revenue Sponsor August 2026 TTM Reforecast	Underwriting File
Resort Fee Revenue UW	Underwriting File
Cancellation & Attrition Fee Revenue 2021	Underwriting File
Cancellation & Attrition Fee Revenue 2022	Underwriting File
Cancellation & Attrition Fee Revenue 2023	Underwriting File
Cancellation & Attrition Fee Revenue 2024	Underwriting File
Cancellation & Attrition Fee Revenue 2025	Underwriting File
Cancellation & Attrition Fee Revenue August 2026 TTM	Underwriting File
Cancellation & Attrition Fee Revenue Sponsor August 2026 TTM Reforecast	Underwriting File
Cancellation & Attrition Fee Revenue UW	Underwriting File
Other Operating Departments Revenue 2021	Underwriting File
Other Operating Departments Revenue 2022	Underwriting File
Other Operating Departments Revenue 2023	Underwriting File
Other Operating Departments Revenue 2024	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Other Operating Departments Revenue 2025	Underwriting File
Other Operating Departments Revenue August 2026 TTM	Underwriting File
Other Operating Departments Revenue Sponsor August 2026 TTM Reforecast	Underwriting File
Other Operating Departments Revenue UW	Underwriting File
Miscellaneous Income 2021	Underwriting File
Miscellaneous Income 2022	Underwriting File
Miscellaneous Income 2023	Underwriting File
Miscellaneous Income 2024	Underwriting File
Miscellaneous Income 2025	Underwriting File
Miscellaneous Income August 2026 TTM	Underwriting File
Miscellaneous Income Sponsor August 2026 TTM Reforecast	Underwriting File
Miscellaneous Income UW	Underwriting File
Total Revenue 2021	Underwriting File
Total Revenue 2022	Underwriting File
Total Revenue 2023	Underwriting File
Total Revenue 2024	Underwriting File
Total Revenue 2025	Underwriting File
Total Revenue August 2026 TTM	Underwriting File
Total Revenue Sponsor August 2026 TTM Reforecast	Underwriting File
Total Revenue UW	Underwriting File
Rooms Expense 2021	Underwriting File
Rooms Expense 2022	Underwriting File
Rooms Expense 2023	Underwriting File
Rooms Expense 2024	Underwriting File
Rooms Expense 2025	Underwriting File
Rooms Expense August 2026 TTM	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Rooms Expense Sponsor August 2026 TTM Reforecast	Underwriting File
Rooms Expense UW	Underwriting File
Food and Beverage Expense 2021	Underwriting File
Food and Beverage Expense 2022	Underwriting File
Food and Beverage Expense 2023	Underwriting File
Food and Beverage Expense 2024	Underwriting File
Food and Beverage Expense 2025	Underwriting File
Food and Beverage Expense August 2026 TTM	Underwriting File
Food and Beverage Expense Sponsor August 2026 TTM Reforecast	Underwriting File
Food and Beverage Expense UW	Underwriting File
Spa & Fitness Expense 2021	Underwriting File
Spa & Fitness Expense 2022	Underwriting File
Spa & Fitness Expense 2023	Underwriting File
Spa & Fitness Expense 2024	Underwriting File
Spa & Fitness Expense 2025	Underwriting File
Spa & Fitness Expense August 2026 TTM	Underwriting File
Spa & Fitness Expense Sponsor August 2026 TTM Reforecast	Underwriting File
Spa & Fitness Expense UW	Underwriting File
Recreation Expense 2021	Underwriting File
Recreation Expense 2022	Underwriting File
Recreation Expense 2023	Underwriting File
Recreation Expense 2024	Underwriting File
Recreation Expense 2025	Underwriting File
Recreation Expense August 2026 TTM	Underwriting File
Recreation Expense Sponsor August 2026 TTM Reforecast	Underwriting File
Recreation Expense UW	Underwriting File
Parking Expense 2021	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Parking Expense 2022	Underwriting File
Parking Expense 2023	Underwriting File
Parking Expense 2024	Underwriting File
Parking Expense 2025	Underwriting File
Parking Expense August 2026 TTM	Underwriting File
Parking Expense Sponsor August 2026 TTM Reforecast	Underwriting File
Parking Expense UW	Underwriting File
Total Departmental Expenses 2021	Underwriting File
Total Departmental Expenses 2022	Underwriting File
Total Departmental Expenses 2023	Underwriting File
Total Departmental Expenses 2024	Underwriting File
Total Departmental Expenses 2025	Underwriting File
Total Departmental Expenses August 2026 TTM	Underwriting File
Total Departmental Expenses Sponsor August 2026 TTM Reforecast	Underwriting File
Total Departmental Expenses UW	Underwriting File
Total Departmental Profit 2021	Underwriting File
Total Departmental Profit 2022	Underwriting File
Total Departmental Profit 2023	Underwriting File
Total Departmental Profit 2024	Underwriting File
Total Departmental Profit 2025	Underwriting File
Total Departmental Profit August 2026 TTM	Underwriting File
Total Departmental Profit Sponsor August 2026 TTM Reforecast	Underwriting File
Total Departmental Profit UW	Underwriting File
General and Administrative 2021	Underwriting File
General and Administrative 2022	Underwriting File
General and Administrative 2023	Underwriting File
General and Administrative 2024	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
General and Administrative 2025	Underwriting File
General and Administrative August 2026 TTM	Underwriting File
General and Administrative Sponsor August 2026 TTM Reforecast	Underwriting File
General and Administrative UW	Underwriting File
Information & Telecom Systems 2021	Underwriting File
Information & Telecom Systems 2022	Underwriting File
Information & Telecom Systems 2023	Underwriting File
Information & Telecom Systems 2024	Underwriting File
Information & Telecom Systems 2025	Underwriting File
Information & Telecom Systems August 2026 TTM	Underwriting File
Information & Telecom Systems Sponsor August 2026 TTM Reforecast	Underwriting File
Information & Telecom Systems UW	Underwriting File
Advertising and Marketing 2021	Underwriting File
Advertising and Marketing 2022	Underwriting File
Advertising and Marketing 2023	Underwriting File
Advertising and Marketing 2024	Underwriting File
Advertising and Marketing 2025	Underwriting File
Advertising and Marketing August 2026 TTM	Underwriting File
Advertising and Marketing Sponsor August 2026 TTM Reforecast	Underwriting File
Advertising and Marketing UW	Underwriting File
Repairs and Maintenance 2021	Underwriting File
Repairs and Maintenance 2022	Underwriting File
Repairs and Maintenance 2023	Underwriting File
Repairs and Maintenance 2024	Underwriting File
Repairs and Maintenance 2025	Underwriting File
Repairs and Maintenance August 2026 TTM	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Repairs and Maintenance Sponsor August 2026 TTM Reforecast	Underwriting File
Repairs and Maintenance UW	Underwriting File
Utilities 2021	Underwriting File
Utilities 2022	Underwriting File
Utilities 2023	Underwriting File
Utilities 2024	Underwriting File
Utilities 2025	Underwriting File
Utilities August 2026 TTM	Underwriting File
Utilities Sponsor August 2026 TTM Reforecast	Underwriting File
Utilities UW	Underwriting File
Total Undistributed Expenses 2021	Underwriting File
Total Undistributed Expenses 2022	Underwriting File
Total Undistributed Expenses 2023	Underwriting File
Total Undistributed Expenses 2024	Underwriting File
Total Undistributed Expenses 2025	Underwriting File
Total Undistributed Expenses August 2026 TTM	Underwriting File
Total Undistributed Expenses Sponsor August 2026 TTM Reforecast	Underwriting File
Total Undistributed Expenses UW	Underwriting File
Gross Operating Profit 2021	Underwriting File
Gross Operating Profit 2022	Underwriting File
Gross Operating Profit 2023	Underwriting File
Gross Operating Profit 2024	Underwriting File
Gross Operating Profit 2025	Underwriting File
Gross Operating Profit August 2026 TTM	Underwriting File
Gross Operating Profit Sponsor August 2026 TTM Reforecast	Underwriting File
Gross Operating Profit UW	Underwriting File
Management Fee 2021	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Management Fee 2022	Underwriting File
Management Fee 2023	Underwriting File
Management Fee 2024	Underwriting File
Management Fee 2025	Underwriting File
Management Fee August 2026 TTM	Underwriting File
Management Fee Sponsor August 2026 TTM Reforecast	Underwriting File
Management Fee UW	Underwriting File
Incentive Management Fee 2021	Underwriting File
Incentive Management Fee 2022	Underwriting File
Incentive Management Fee 2023	Underwriting File
Incentive Management Fee 2024	Underwriting File
Incentive Management Fee 2025	Underwriting File
Incentive Management Fee August 2026 TTM	Underwriting File
Incentive Management Fee Sponsor August 2026 TTM Reforecast	Underwriting File
Incentive Management Fee UW	Underwriting File
Income Before Fixed Charges 2021	Underwriting File
Income Before Fixed Charges 2022	Underwriting File
Income Before Fixed Charges 2023	Underwriting File
Income Before Fixed Charges 2024	Underwriting File
Income Before Fixed Charges 2025	Underwriting File
Income Before Fixed Charges August 2026 TTM	Underwriting File
Income Before Fixed Charges Sponsor August 2026 TTM Reforecast	Underwriting File
Income Before Fixed Charges UW	Underwriting File
Real Estate Taxes 2021	Underwriting File
Real Estate Taxes 2022	Underwriting File
Real Estate Taxes 2023	Underwriting File
Real Estate Taxes 2024	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Real Estate Taxes 2025	Underwriting File
Real Estate Taxes August 2026 TTM	Underwriting File
Real Estate Taxes Sponsor August 2026 TTM Reforecast	Underwriting File
Real Estate Taxes UW	Underwriting File
Insurance 2021	Underwriting File
Insurance 2022	Underwriting File
Insurance 2023	Underwriting File
Insurance 2024	Underwriting File
Insurance 2025	Underwriting File
Insurance August 2026 TTM	Underwriting File
Insurance Sponsor August 2026 TTM Reforecast	Underwriting File
Insurance UW	Underwriting File
Lease Expense 2021	Underwriting File
Lease Expense 2022	Underwriting File
Lease Expense 2023	Underwriting File
Lease Expense 2024	Underwriting File
Lease Expense 2025	Underwriting File
Lease Expense August 2026 TTM	Underwriting File
Lease Expense Sponsor August 2026 TTM Reforecast	Underwriting File
Lease Expense UW	Underwriting File
Total Fixed and Other Expenses 2021	Underwriting File
Total Fixed and Other Expenses 2022	Underwriting File
Total Fixed and Other Expenses 2023	Underwriting File
Total Fixed and Other Expenses 2024	Underwriting File
Total Fixed and Other Expenses 2025	Underwriting File
Total Fixed and Other Expenses August 2026 TTM	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Total Fixed and Other Expenses Sponsor August 2026 TTM Reforecast	Underwriting File
Total Fixed and Other Expenses UW	Underwriting File
Net Operating Income 2021	Underwriting File
Net Operating Income 2022	Underwriting File
Net Operating Income 2023	Underwriting File
Net Operating Income 2024	Underwriting File
Net Operating Income 2025	Underwriting File
Net Operating Income August 2026 TTM	Underwriting File
Net Operating Income Sponsor August 2026 TTM Reforecast	Underwriting File
Net Operating Income UW	Underwriting File
FF&E 2021	Underwriting File
FF&E 2022	Underwriting File
FF&E 2023	Underwriting File
FF&E 2024	Underwriting File
FF&E 2025	Underwriting File
FF&E August 2026 TTM	Underwriting File
FF&E Sponsor August 2026 TTM Reforecast	Underwriting File
FF&E UW	Underwriting File
Net Cash Flow 2021	Underwriting File
Net Cash Flow 2022	Underwriting File
Net Cash Flow 2023	Underwriting File
Net Cash Flow 2024	Underwriting File
Net Cash Flow 2025	Underwriting File
Net Cash Flow August 2026 TTM	Underwriting File
Net Cash Flow Sponsor August 2026 TTM Reforecast	Underwriting File
Net Cash Flow UW	Underwriting File

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Loan Closing Date Balance per Key	Mortgage Loan Closing Date Balance divided by Total Units
% of Mortgage Loan Closing Date Balance	Mortgage Loan Closing Date Balance for the Property divided by Mortgage Loan Closing Date Balance
Mortgage Loan Maturity Date Balance	Set equal to Mortgage Loan Closing Date Balance
Individual As-Is Appraised Value per Key	Individual As-Is Appraised Value divided by Total Units
Individual As-Stabilized Appraised Value per Key	Individual As-Stabilized Appraised Value divided by Total Units
Mortgage Loan Interest Rate at Term SOFR Cap	Assumed Mortgage Loan Spread plus Term SOFR Cap
Monthly Mortgage Loan Debt Service Payment	Annual Mortgage Loan Debt Service Payment divided by 12
Annual Mortgage Loan Debt Service Payment	Product of i) the sum of a) Assumed One-month Term SOFR and b) Assumed Mortgage Loan Spread, ii) Mortgage Loan Closing Date Balance, and iii) 365 divided by 360
Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap divided by 12
Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of i) Mortgage Loan Interest Rate at Term SOFR Cap, ii) Mortgage Loan Closing Date Balance, and iii) 365 divided by 360
Seasoning	Number of payments between and including the First Loan Payment Date and the Cut-off Date, subject to a minimum of 0
Original Term to Maturity (Months)	Number of payments between and including First Loan Payment Date and Initial Maturity Date
Remaining Term to Maturity (Months)	Original Term to Maturity (Months) minus Seasoning
Original IO Term (Months)	Set equal to Original Term to Maturity (Months)
Remaining IO Term (Months)	Set equal to Remaining Term to Maturity (Months)
Mortgage Loan Closing Date LTV (Individual As-is Value)	Mortgage Loan Closing Date Balance divided by Individual As-Is Appraised Value
Mortgage Loan Balloon LTV (Individual As-is Value)	Mortgage Loan Maturity Date Balance divided by Individual As-Is Appraised Value

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Closing Date LTV (Individual As-Stabilized Value)	Mortgage Loan Closing Date Balance divided by Individual As-Stabilized Appraised Value
Mortgage Loan Balloon LTV (Individual As-Stabilized Value)	Mortgage Loan Maturity Date Balance divided by Individual As-Stabilized Appraised Value
Mortgage Loan UW NOI Debt Yield	Net Operating Income UW divided by Mortgage Loan Closing Date Balance
Mortgage Loan UW NCF Debt Yield	Net Cash Flow UW divided by Mortgage Loan Closing Date Balance
Mortgage Loan UW NOI DSCR	Net Operating Income UW divided by Annual Mortgage Loan Debt Service Payment
Mortgage Loan UW NCF DSCR	Net Cash Flow UW divided by Annual Mortgage Loan Debt Service Payment
Mortgage Loan UW NOI DSCR at Term SOFR Cap	Net Operating Income UW divided by Annual Mortgage Loan Debt Service Payment at Term SOFR Cap
Mortgage Loan UW NCF DSCR at Term SOFR Cap	Net Cash Flow UW divided by Annual Mortgage Loan Debt Service Payment at Term SOFR Cap

B-2